Related Party and Party In Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party In Interest Transactions
7.
Related Party and Party In Interest Transactions

At December 31, 2025, included in the Plan are 185,577 shares of UMB's common stock at a fair value of $21,348,783. At December 31, 2024, included in the Plan’s share of net assets of the Master Trust are 185,612 shares of UMB’s common stock at a fair value of $20,948,215. Certain Plan investments are units of mutual funds and a collective investment trust managed by affiliates of the Trustee. All of the above transactions are exempt party in interest transactions under ERISA.

Additionally, certain employees have outstanding loans with the Plan as of December 31, 2025 and 2024. These loans are considered party in interest transactions allowable under ERISA.